Concentrations	6 Months Ended
Mar. 31, 2025
Concentrations [Abstract]
CONCENTRATIONS

NOTE 19. CONCENTRATIONS

Credit risk

As of September 30, 2024 and March 31, 2025, HK$52,319,608 and HK$40,918,658 of the Group’s cash was on deposit at financial institutions in Hong Kong, respectively. In accordance with the relevant regulations in Hong Kong, the maximum insured bank deposit amount is HK$500,000 for each financial institution. Accordingly, the Group’s total unprotected cash held in banks amounted to HK$49,978,752 and HK$36,778,314 as of September 30, 2024 and March 31, 2025, respectively.

Customer concentration risk

One customer represented more than 10% of the Group’s revenues for the six months ended March 31, 2025. No customers represented more than 10% of the Group’s revenues for the six months ended March 31, 2024.

No customers represented more than 10% of the Group’s trade receivables, net as of September 30, 2024 and March 31, 2025.

Supplier concentration risk

Two suppliers represented 19.6% and 16.5% of the Group’s purchases for the six months ended March 31, 2025. Two suppliers accounted for 19.0% and 17.4% of the Group’s trade and notes payables as of March 31, 2025.

Five suppliers represented 15.3%, 15.0%, 14.8%,13.8%, and 10.2% of the Group’s purchases for the six months ended March 31, 2024.

Two suppliers accounted for 23.1% and 14.9% of the Group’s trade and notes payables as of September 30, 2024.